MFA 2026-NQM2 Trust ABS-15G

Exhibit 99.01 - Schedule 1

Loan Level Exception - Final Grades

																												FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	EDGAR Loan ID	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	31681	XXXX	XXXX	$XX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Total cash-out discrepancy.: HUD-1 total cash-out of $XXX is greater than Guideline total cash-out of $500,000.00.	Guidelines allow for $500,000 max cash out unless an exception is made for the LTV to be lower than 75%. Please provide a copy of that exception.	REVIEWER - WAIVED COMMENT (2019-07-26): Waived with comp factors	1	2	[2] Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.
[2] Federal Compliance - TRID Final Closing Disclosure Assumption: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan allows for Assumption. (Final/XX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (Final/XX/XX/XXXX)	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: The LO Originator Compensation Disclosure was not located in the file
Federal Compliance - TRID Final Closing Disclosure Assumption: CD shows it will not allow for assumption but note is assumable
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: The estimated Escrow payment is $XXX /mo.. The non escrow costs are shown higher on CD that what actual HOA cost is	REVIEWER - WAIVED COMMENT (2019-07-26): Client elects to waive. Non-material exception.
BUYER - WAIVED COMMENT (2019-07-26): waive
REVIEWER - CURED COMMENT (2019-07-26): AMC received PCCD correcting non escrowed property costs and LOE. Exception Cured
REVIEWER - RE-OPEN COMMENT (2019-07-26): Reopen
BUYER - GENERAL COMMENT (2019-07-26): pccd was done previously but just uploaded XX/XX.  need reviewed since it was sent within 60 days
REVIEWER - OPEN - UNABLE TO CLEAR COMMENT (2019-07-26): AMC received PCCD and LOE however the 60 day window to cure from discovery date (XX/XX/XXXX) has passed. Unable to cure.
BUYER - GENERAL COMMENT (2019-07-26): non escrowed property costs are:
XXX
XXX
XXX
REVIEWER - GENERAL COMMENT (2019-07-26): Final Closing Disclosure disclosed Non-Escrowed Property Costs over Year 1 of $XXX. Non-Escrowed HOA Dues are $XXX per month, which equates to calculated Escrowed Property Costs over Year 1 of $XXX. A Letter of Explanation to the borrower and Corrected Closing Disclosure are required to cure this exception.	Federal Compliance - Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action (effective 1/10/14, this amount increases to the lesser of $1,000,000 or 1%), as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
Effective 1/10/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.

Federal Compliance - TRID Final Closing Disclosure Assumption: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	60% LTV < 80% guideline max. DTI below max by 5% or greater. DTI: XX% FICO score above minimum by 20 points or greater. FICO: XXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	48859	XXXX	XXXX	$XX	XX	XX/XX/XXXX	Investment	Purchase	Exempt from ATR	2	2	[2] General - The Investor's qualifying total debt ratio is less than the QM qualifying total debt ratio.: Investor's qualifying DTI: $XXX QM qualifying DTI: XXX%	Verified the DTI using income and debt information in the file.	1	2	[2] Federal Compliance - FNMA Points and Fees: FNMA Points and Fees on subject loan of XX% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (XXXX). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (XXXX) (an overage of $XXX or XX%).
[2] Federal Compliance - Investment Property submitted as Non-QM / Exempt from ATR: Ability to Repay (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Ability to Repay requirements.
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Federal Compliance - Investment Property submitted as Non-QM / Exempt from ATR: Verified property is an investment property, Tape data reflects NonQM. Federal Compliance - (Missing Data) Last Rate Set Date : There is no rate lock information in the file					-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B